Leases - Future Undiscounted Payments Under Operating Lease Arrangements Under ASC Topic 842 (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Leases [Abstract]
2019 (remaining)	$ 30.7
2020	59.3
2021	53.0
2022	41.9
2023	35.1
Thereafter	137.4
Total lease payments, undiscounted	357.4
Less: discount	96.4
Total operating lease liability as of June 30, 2019, at present value	261.0
Less: operating lease liability as of June 30, 2019, current	43.0	$ 0.0
Operating lease liability as of June 30, 2019, long term	$ 218.0	$ 0.0